ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
1
Shares Security Description Value
Common Stock - 98.0%
Basic Materials - 2.0%
15,905 Ampco-Pittsburgh Corp.
(a)
$ 106,881
33,614 Dakota Gold Corp.
(a)
169,751
7,695 Energy Fuels, Inc./Canada
(a)
140,434
5,995 Hycroft Mining Holding Corp., Class A
(a)
211,024
3,704 Intrepid Potash, Inc.
(a)
158,420
38,267 Northern Technologies International Corp. 315,320
4,179 Perpetua Resources Corp.
(a)
117,513
47,408 Taseko Mines, Ltd.
(a)
305,782
3,625 The Eastern Co. 73,370
41,241 U.S. Antimony Corp.
(a)
360,034
1,958,529
Consumer Discretionary - 9.7%
7,148 Acme United Corp. 321,017
3,423 Allegiant Travel Co.
(a)
277,400
88,545 Arhaus, Inc.
(a)
600,335
3,628 BJ's Restaurants, Inc.
(a)
127,343
11,250 Build-A-Bear Workshop, Inc., Class A 421,312
34,759 Climb Global Solutions, Inc. 688,923
4,812 Cracker Barrel Old Country Store, Inc. 135,265
33,144 Crown Crafts, Inc. 85,346
35,737 Digital Turbine, Inc.
(a)
102,923
43,350 Duluth Holdings, Inc., Class B
(a)
136,986
56,460 El Pollo Loco Holdings, Inc.
(a)
782,536
29,900 First Watch Restaurant Group, Inc.
(a)
313,352
67,000 Fluent, Inc.
(a)
211,720
177,231 FTAI Infrastructure, Inc. 875,521
5,871 Gentherm, Inc.
(a)
163,096
2,893 Gold.com, Inc. 115,951
19,672 Interface, Inc. 490,226
11,199 Kura Sushi USA, Inc., Class A
(a)
781,578
13,838 Lands' End, Inc.
(a)
155,539
8,099 Liquidity Services, Inc.
(a)
247,586
15,936 Malibu Boats, Inc., Class A
(a)
413,061
26,473 Owlet, Inc.
(a)
136,071
7,349 Pursuit Attractions and Hospitality, Inc.
(a)
269,194
11,461 Savers Value Village, Inc.
(a)
85,270
31,283 Shoe Carnival, Inc. 487,702
3,084 Standard Motor Products, Inc. 107,138
59,857 Sweetgreen, Inc.
(a)
310,658
9,485 Universal Technical Institute, Inc.
(a)
342,409
657 Victoria's Secret & Co.
(a)
30,459
13,860 Zumiez, Inc.
(a)
307,138
9,523,055
Consumer Staples - 1.8%
35,876 Cronos Group, Inc.
(a)
90,049
48,165 Mama's Creations, Inc.
(a)
738,851
25,560 MGP Ingredients, Inc. 470,049
7,036 Oil-Dri Corp. of America 457,973
1,756,922
Energy - 4.5%
6,745 American Superconductor Corp.
(a)
228,318
3,016 Centrus Energy Corp., Class A
(a)
523,547
48,510 Geospace Technologies Corp.
(a)
591,822
20,564 Innovex International, Inc.
(a)
501,556
28,725 Matrix Service Co.
(a)
329,763
65,225 NPK International, Inc.
(a)
945,110
22,051 Oil States International, Inc.
(a)
256,674
9,904 SM Energy Co. 308,807
12,090 Stabilis Solutions, Inc.
(a)
53,921
98,770 VAALCO Energy, Inc. 626,202
4,365,720
Shares Security Description Value
Financials - 13.3%
66,755 American Coastal Insurance Corp.
(a)
$ 750,994
1,427 Bank First Corp. 192,731
14,428 Bank of Marin Bancorp 369,790
9,296 Bankwell Financial Group, Inc. 451,042
5,509 Business First Bancshares, Inc. 148,963
25,273 Capitol Federal Financial, Inc. 180,196
6,208 Central Pacific Financial Corp. 198,408
4,229 Community Trust Bancorp, Inc. 256,785
7,323 ConnectOne Bancorp, Inc. 196,037
13,740 Customers Bancorp, Inc.
(a)
953,693
2,898 Dave, Inc.
(a)
504,513
5,770 Enova International, Inc.
(a)
783,739
4,050 First Financial Corp. 255,960
37,094 First Western Financial, Inc.
(a)
911,770
4,517 Five Star Bancorp 170,381
5,684 Hanmi Financial Corp. 149,830
5,818 Heritage Financial Corp./WA 151,268
11,432 Heritage Insurance Holdings, Inc.
(a)
300,090
23,280 International General Insurance Holdings,
Ltd. 563,958
1,360 Investors Title Co. 295,582
4,042 LendingTree, Inc.
(a)
173,321
54,135 Medallion Financial Corp. 463,396
3,816 Mercantile Bank Corp. 192,708
27,198 Metalla Royalty & Streaming, Ltd.
(a)
180,323
9,230 MVB Financial Corp. 229,181
29,730 NB Bancorp, Inc. 626,411
17,014 Northpointe Bancshares, Inc. 293,662
10,398 Northrim BanCorp, Inc. 237,906
11,908 OP Bancorp 158,376
53,776 Oportun Financial Corp.
(a)
247,907
19,000 Porch Group, Inc.
(a)
136,230
16,980 Regional Management Corp. 547,605
20,070 Silvercrest Asset Management Group, Inc. 269,741
3,639 SmartFinancial, Inc. 142,212
21,549 SuRo Capital Corp. 230,790
6,095 Texas Capital Bancshares, Inc.
(a)
578,294
3,500 Unity Bancorp, Inc. 181,405
5,891 Univest Financial Corp. 201,826
1,926 Washington Trust Bancorp, Inc. 64,444
12,941,468
Health Care - 20.8%
129,866 908 Devices, Inc.
(a)
794,780
32,418 Aclaris Therapeutics, Inc.
(a)
121,567
14,133 Adaptive Biotechnologies Corp.
(a)
196,166
5,758 Addus HomeCare Corp.
(a)
539,237
29,070 Agenus, Inc.
(a)
97,094
12,322 Amphastar Pharmaceuticals, Inc.
(a)
241,388
3,200 AnaptysBio, Inc.
(a)
177,472
7,551 ARS Pharmaceuticals, Inc.
(a)
60,635
53,592 Avanos Medical, Inc.
(a)
750,824
18,178 Azenta, Inc.
(a)
384,101
34,100 Beta Bionics, Inc.
(a)
341,682
26,344 BioLife Solutions, Inc.
(a)
502,644
15,365 Bioventus, Inc.
(a)
140,282
8,406 CareDx, Inc.
(a)
145,928
2,200 Celcuity, Inc.
(a)
251,108
9,615 Cogent Biosciences, Inc.
(a)
370,081
12,030 Cormedix, Inc.
(a)
81,684
12,117 Corvus Pharmaceuticals, Inc.
(a)
177,272
33,161 CytomX Therapeutics, Inc.
(a)
155,857
13,164 Design Therapeutics, Inc.
(a)
140,065
1,129 Dianthus Therapeutics, Inc.
(a)
94,746

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
2
Shares Security Description Value
Health Care - 20.8% (continued)
4,800 Edgewise Therapeutics, Inc.
(a)
$ 151,200
17,246 Electromed, Inc.
(a)
403,729
9,817 Erasca, Inc.
(a)
158,839
19,636 Eton Pharmaceuticals, Inc.
(a)
484,616
16,590 Harmony Biosciences Holdings, Inc.
(a)
464,686
8,783 Harvard Bioscience, Inc.
(a)
42,771
9,234 Healthcare Services Group, Inc.
(a)
171,291
8,929 HealthStream, Inc. 184,920
21,305 Immunome, Inc.
(a)
465,940
34,278 InfuSystem Holdings, Inc.
(a)
316,386
16,714 Inmode, Ltd.
(a)
228,648
12,658 iRadimed Corp. 1,218,459
39,387 Ironwood Pharmaceuticals, Inc.
(a)
138,248
4,900 Kiniksa Pharmaceuticals International
PLC
(a)
235,935
56,926 KORU Medical Systems, Inc.
(a)
245,920
3,980 LeMaitre Vascular, Inc. 434,497
4,418 Liquidia Corp.
(a)
166,735
80,919 MiMedx Group, Inc.
(a)
319,630
2,990 Mineralys Therapeutics, Inc.
(a)
80,999
127,017 Niagen Bioscience, Inc.
(a)
560,145
9,696 OptimizeRx Corp.
(a)
60,891
28,075 OrthoPediatrics Corp.
(a)
445,550
31,569 Pacira BioSciences, Inc.
(a)
713,459
16,420 Pediatrix Medical Group, Inc.
(a)
351,224
6,570 Phibro Animal Health Corp., Class A 363,387
2,757 Photronics, Inc.
(a)
111,410
45,541 Phreesia, Inc.
(a)
381,634
624 Praxis Precision Medicines, Inc.
(a)
201,047
4,483 Rigel Pharmaceuticals, Inc.
(a)
121,220
11,242 Sensus Healthcare, Inc.
(a)
44,743
43,520 SI-BONE, Inc.
(a)
549,658
14,015 Stoke Therapeutics, Inc.
(a)
456,328
7,591 Supernus Pharmaceuticals, Inc.
(a)
392,379
7,400 Syndax Pharmaceuticals, Inc.
(a)
172,864
6,345 Tactile Systems Technology, Inc.
(a)
165,795
41,800 Taysha Gene Therapies, Inc.
(a)
186,846
22,820 The Joint Corp.
(a)
201,957
16,545 The Pennant Group, Inc.
(a)
504,292
9,661 Theravance Biopharma, Inc.
(a)
156,798
13,180 Trevi Therapeutics, Inc.
(a)
157,237
6,078 Tyra Biosciences, Inc.
(a)
232,787
5,965 US Physical Therapy, Inc. 447,136
6,762 Utah Medical Products, Inc. 419,176
7,094 Xenon Pharmaceuticals, Inc.
(a)
412,516
58,028 Xeris Biopharma Holdings, Inc.
(a)
336,562
17,838 Zymeworks, Inc.
(a)
446,664
20,271,767
Industrials - 25.0%
10,164 Aebi Schmidt Holding AG 98,692
14,385 Allient, Inc. 850,010
9,663 Amprius Technologies, Inc.
(a)
162,918
7,142 Applied Digital Corp.
(a)
169,551
4,451 Astronics Corp.
(a)
297,015
2,039 Atlanticus Holdings Corp.
(a)
106,986
7,491 Babcock & Wilcox Enterprises, Inc.
(a)
110,043
24,431 Barrett Business Services, Inc. 712,897
33,225 BGSF, Inc.
(a)
214,966
5,199 BlueLinx Holdings, Inc.
(a)
281,682
6,049 Cipher Digital, Inc.
(a)
77,851
1,800 Coda Octopus Group, Inc.
(a)
20,340
60,985 Concrete Pumping Holdings, Inc.
(a)
435,433
53,627 Core Molding Technologies, Inc.
(a)
1,201,245
Shares Security Description Value
Industrials - 25.0% (continued)
3,609 CRA International, Inc. $ 584,225
110,198 Cryoport, Inc.
(a)
912,439
168,795 DHI Group, Inc.
(a)
474,314
19,493 Ducommun, Inc.
(a)
2,378,146
43,100 Electrovaya, Inc.
(a)
337,042
35,100 Enovix Corp.
(a)
181,818
18,421 Fortrea Holdings, Inc.
(a)
173,526
17,724 Franklin Covey Co.
(a)
279,862
27,197 Freightcar America, Inc.
(a)
216,760
13,635 Graham Corp.
(a)
1,076,074
27,818 Information Services Group, Inc. 106,821
13,375 Insteel Industries, Inc. 449,534
20,153 LSI Industries, Inc. 374,846
26,271 Mayville Engineering Co., Inc.
(a)
471,564
13,009 Mesa Laboratories, Inc. 1,150,256
14,629 Montrose Environmental Group, Inc.
(a)
320,229
25,120 Myers Industries, Inc. 532,042
7,191 Napco Security Technologies, Inc. 283,253
4,115 Natural Gas Services Group, Inc. 155,300
13,600 Orion Energy Systems, Inc.
(a)
118,864
34,442 Park Aerospace Corp. 943,022
4,613 Perma-Pipe International Holdings, Inc.
(a)
137,514
2,908 Power Solutions International, Inc.
(a)
177,039
88,990 Proficient Auto Logistics, Inc.
(a)
603,352
72,726 Ranpak Holdings Corp.
(a)
259,632
4,741 RCM Technologies, Inc.
(a)
90,743
124,510 Resources Connection, Inc. 464,422
1,642 Seanergy Maritime Holdings Corp. 21,198
26,049 Soldi Power, Inc.
(a)
78,147
1,756 Taylor Devices, Inc.
(a)
100,092
21,595 Tecogen, Inc.
(a)
55,283
3,998 Tectonic Therapeutic, Inc.
(a)
123,578
2,490 The Gorman-Rupp Co. 154,704
1,406 The Monarch Cement Co. 358,530
30,767 Thermon Group Holdings, Inc.
(a)
1,550,657
11,602 Titan Machinery, Inc.
(a)
193,985
9,780 Transcat, Inc.
(a)
718,341
2,392 Tutor Perini Corp. 184,638
4,286 Twin Disc, Inc. 64,590
16,289 Ultra Clean Holdings, Inc.
(a)
1,012,850
17,378 Ultralife Corp.
(a)
113,305
23,881 Vishay Precision Group, Inc.
(a)
1,036,913
40,575 Wabash National Corp. 349,756
9,631 Werner Enterprises, Inc. 283,248
24,392,083
Real Estate - 0.5%
71,680 Apartment Investment and Management
Co. REIT
(a)
291,737
13,698 Whitestone REIT 221,223
512,960
Technology - 14.7%
27,517 A10 Networks, Inc. 636,193
104,045 ADTRAN Holdings, Inc.
(a)
1,308,886
3,412 Aehr Test Systems
(a)
126,517
86,214 Amplitude, Inc., Class A
(a)
587,979
12,900 Arlo Technologies, Inc.
(a)
183,567
32,801 Arteris, Inc.
(a)
539,248
42,311 AstroNova, Inc.
(a)
388,838
30,186 Asure Software, Inc.
(a)
259,600
3,507 AXT, Inc.
(a)
199,829
9,389 Cerence, Inc.
(a)
59,245
27,000 CEVA, Inc.
(a)
504,360
26,951 Cohu, Inc.
(a)
825,240

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
3
At March 31, 2026 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at the unrealized appreciation/
(depreciation) at period end.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Technology - 14.7% (continued)
15,981 Consensus Cloud Solutions, Inc.
(a)
$ 379,389
9,667 Donnelley Financial Solutions, Inc.
(a)
455,702
27,205 Evolv Technologies Holdings, Inc.
(a)
164,590
30,610 Forrester Research, Inc.
(a)
173,253
15,945 Hurco Cos., Inc.
(a)
234,551
5,238 Ichor Holdings, Ltd.
(a)
244,143
152,124 indie Semiconductor, Inc., Class A
(a)
489,839
52,080 inTEST Corp.
(a)
710,892
44,020 Key Tronic Corp.
(a)
120,175
166,575 Kopin Corp.
(a)
374,794
73,469 Magnite, Inc.
(a)
872,812
3,794 Materion Corp. 548,802
18,844 Mitek Systems, Inc.
(a)
254,394
8,473 nLight, Inc.
(a)
483,130
6,797 NVE Corp. 445,204
25,105 OneSpan, Inc. 264,356
6,978 Ouster, Inc.
(a)
128,186
11,871 PDF Solutions, Inc.
(a)
388,300
7,207 Penguin Solutions, Inc.
(a)
126,843
34,878 Rezolve AI PLC
(a)
89,288
36,985 Simulations Plus, Inc. 437,163
10,661 Solaris Energy Infrastructure, Inc., Class A 602,453
12,433 Veeco Instruments, Inc.
(a)
420,981
10,311 Viant Technology, Inc., Class A
(a)
115,483
55,860 Weave Communications, Inc.
(a)
258,073
14,402,298
Telecommunications - 2.0%
1,925 Applied Optoelectronics, Inc.
(a)
162,836
36,875 Aviat Networks, Inc.
(a)
833,744
24,881 Cogent Communications Holdings, Inc. 468,758
4,972 Digi International, Inc.
(a)
239,650
23,982 Ondas, Inc.
(a)
216,797
1,921,785
Utilities - 3.7%
46,323 Enviri Corp.
(a)
908,857
50,900 Perma-Fix Environmental Services, Inc.
(a)
544,121
23,839 Pure Cycle Corp.
(a)
239,821
127,300 Select Water Solutions, Inc., Class A 1,947,690
3,640,489
Total Common Stock (Cost $78,571,044) 95,687,076
Shares Security Description Value
Money Market Fund - 1.7%
1,647,890 First American Government Obligations
Fund, Class X, 3.58%
(b)
(Cost $1,647,890) 1,647,890
Investments, at value - 99.7% (Cost $80,218,934) $ 97,334,966
Other Assets & Liabilities, Net - 0.3% 299,748
Net Assets - 100.0% $ 97,634,714
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2026.
Contracts Description Exp. Date
Notional
Contract
Value Value
Net
Unrealized
Appreciation
7 CME
E-mini Russell
2000 Index
Future 6/18/26 $ 882,499 $ 879,270 $ (3,229)
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 97,334,966 $ (3,229)
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 97,334,966 $ (3,229)